Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended		90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 30, 2022	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
C000099049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Emerging Markets AlphaDEX® Fund
Accumulated Value	$ 10,000	$ 10,750		$ 11,586	$ 13,318	$ 16,153	$ 15,284	$ 13,652	$ 15,194	$ 16,355	$ 13,329	$ 16,205	$ 18,156	$ 17,486	$ 14,496	$ 14,980		$ 15,320	$ 16,608	$ 18,149	$ 17,281	$ 19,251	$ 21,822
C000099050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Europe AlphaDEX® Fund
Accumulated Value	10,000	9,398		10,124	12,092	13,735	13,725	11,171	12,880	13,894	11,367	14,583	16,367	16,999	12,557		$ 13,112	14,288	15,211	15,934	15,776	21,384	24,470
C000099051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Latin America AlphaDEX® Fund
Accumulated Value	10,000	12,558		14,281	14,847	17,209	15,311	15,917	18,306	20,098	13,144	17,622	18,586	16,449	15,964	16,807		19,637	21,787	19,042	16,848	22,442	26,063
C000099053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust China AlphaDEX® Fund
Accumulated Value	10,000	9,080		9,504	11,892	15,049	14,805	12,359	13,846	14,502	13,445	16,471	18,032	16,276	15,352	13,493		12,957	12,235	13,660	14,067	16,880	20,191
C000099054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Japan AlphaDEX® Fund
Accumulated Value	10,000	9,755		10,292	11,271	13,041	12,222	10,739	10,750	11,626	10,556	11,824	11,917	11,742	9,846	10,329		11,672	12,645	12,954	13,384	15,547	17,684
C000099056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Developed Markets ex-US AlphaDEX® Fund
Accumulated Value	10,000	9,805		10,354	12,064	13,829	13,456	11,131	12,353	12,974	11,043	13,572	15,150	15,024	11,979	12,234		13,265	13,932	14,858	14,910	19,194	22,634
C000099057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Accumulated Value	10,000	10,107		10,029	12,156	13,633	12,665	10,810	11,854	11,605	10,031	13,333	15,269	13,699	11,552	11,559		12,174	12,792	13,348	13,283	17,313	18,902
C000111808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Germany AlphaDEX® Fund
Accumulated Value	10,000	9,674		10,166	12,204	14,635	13,412	10,917	12,399	13,216	12,185	15,582	17,355	16,475	10,780	11,470		12,828	12,947	12,577	13,127	19,328	21,461
C000111810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Switzerland AlphaDEX® Fund
Accumulated Value	10,000	9,852		10,421	12,625	13,678	13,372	11,610	13,844	14,618	13,459	16,739	18,480	19,975	15,135	15,805		17,898	19,294	19,377	19,053	23,422	24,803
C000111811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust India NIFTY 50 Equal Weight ETF
Accumulated Value	10,000	10,558		11,031	13,050	13,518	13,567	13,157	13,869	13,250	10,603	14,663	17,037	18,499	16,148	17,676		19,207	22,030	24,522	23,198	24,833	24,570
C000111812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust United Kingdom AlphaDEX® Fund
Accumulated Value	10,000	8,373		8,391	9,372	10,533	10,911	8,830	10,164	11,688	8,455	11,074	12,893	13,188	9,759	10,087		10,805	12,164	12,821	13,139	16,282	18,083
C000112036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Accumulated Value	10,000	9,811		10,297	11,878	14,029	13,227	10,658	11,623	12,697	10,782	14,243	16,086	15,822	12,650	13,448		14,011	14,946	15,424	15,416	19,632	23,076
C000112037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Emerging Markets Small Cap AlphaDEX® Fund
Accumulated Value	10,000	10,920		11,353	13,817	16,640	15,166	13,075	14,348	16,593	14,139	18,041	20,875	18,706	16,506	18,960		18,092	19,568	21,182	20,434	21,938	23,623
C000147004 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Eurozone AlphaDEX® ETF
Accumulated Value	10,000	9,485		10,548	12,642	14,366	13,972	11,519	13,106	13,955	11,703	14,610	16,280	16,497	12,391	13,256		14,803	15,339	15,799	15,627	21,656	24,465
Nasdaq Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Emerging MarketsTM Index
Accumulated Value	10,000	10,798		11,276	13,088	15,137	14,075	13,437	14,932	15,866	13,805	17,488	19,112	17,526	14,914	14,843		15,670	16,491	17,929	18,436	21,056	23,441
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value	10,000	10,641		11,119	13,168	15,264	14,247	13,037	14,418	15,440	13,930	18,268	19,629	17,804	14,665	14,227		14,923	15,626	16,796	16,799	19,364	22,438
Nasdaq Developed Markets EuropeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Developed Markets EuropeTM Index
Accumulated Value	10,000	9,441		9,933	11,490	12,501	12,087	10,534	12,156	13,072	11,382	13,914	15,556	16,124	12,597		13,476	15,217	16,098	16,923	16,393	20,275	22,304
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Europe Index
Accumulated Value	10,000	9,487		9,959	11,489	12,500	12,096	10,642	12,323	13,171	11,488	13,881	15,519	16,143	12,787		13,713	15,577	16,442	17,397	16,736	20,594	22,659
MSCI EM Latin America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM Latin America Index
Accumulated Value	10,000	12,547		13,104	14,430	16,215	14,407	15,149	17,064	17,794	11,525	15,339	16,703	14,097	14,017	15,356		18,200	20,379	17,184	15,003	19,481	23,227
Nasdaq Latin AmericaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Latin AmericaTM Index
Accumulated Value	10,000	12,488		13,144	14,463	16,159	14,133	15,204	17,300	18,421	11,681	15,716	17,143	13,786	13,344	14,543		17,827	19,904	16,875	14,712	19,404	22,795
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China Index
Accumulated Value	10,000	9,531		10,090	12,598	15,545	15,273	12,611	14,247	15,571	16,118	20,164	20,533	15,784	14,007	12,323		11,650	10,943	11,462	13,068	15,333	17,139
Nasdaq China TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq ChinaTM Index
Accumulated Value	10,000	9,616		10,260	12,130	14,902	14,470	12,527	14,076	14,935	15,371	17,712	18,478	13,967	12,572	11,138		10,435	9,473	10,164	11,935	14,402	15,869
Nasdaq JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq JapanTM Index
Accumulated Value	10,000	9,553		10,338	11,420	12,930	12,667	11,218	12,002	13,307	12,241	14,906	15,130	15,067	12,142	12,729		14,311	15,290	15,946	16,345	18,355	20,396
MSCI Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Japan Index
Accumulated Value	10,000	9,442		10,237	11,253	12,693	12,435	11,057	11,914	13,226	12,284	15,141	15,335	15,399	12,278	12,835		14,504	15,442	16,410	16,725	18,687	20,845
Nasdaq Developed Markets Ex USTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Developed Markets Ex-USTM Index
Accumulated Value	10,000	9,747		10,303	11,698	12,914	12,504	10,971	12,431	13,350	11,832	14,635	16,050	16,252	13,061	13,731		15,180	16,130	16,759	16,670	19,927	22,378
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA Index
Accumulated Value	10,000	9,702		10,275	11,592	12,762	12,408	10,964	12,569	13,430	11,887	14,449	15,882	16,273	13,220	13,947		15,522	16,449	17,265	17,224	20,495	22,708
Nasdaq Developed Markets Asia Pacific Ex JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index
Accumulated Value	10,000	10,250		10,614	12,473	13,894	13,277	11,921	13,475	13,771	12,342	16,441	17,952	16,755	13,897	14,478		15,038	16,131	16,202	15,509	18,603	21,757
MSCI Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Pacific ex-Japan Index
Accumulated Value	10,000	10,247		10,784	12,238	13,576	13,302	12,178	14,374	14,414	12,543	15,358	16,832	16,078	14,334	15,124		15,172	16,097	16,210	16,836	19,299	20,305
Nasdaq GermanyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq GermanyTM Index
Accumulated Value	10,000	9,272		10,238	11,854	13,056	11,984	9,979	11,435	12,070	11,142	13,541	14,837	14,120	10,116	10,975		12,874	13,480	14,091	14,635	19,702	19,940
MSCI Germany Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Germany Index
Accumulated Value	10,000	9,206		10,275	11,849	13,120	12,150	10,211	11,694	12,332	11,391	13,756	15,012	14,491	10,335	11,254		13,267	13,840	14,611	15,255	20,497	20,789
Nasdaq SwitzerlandTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq SwitzerlandTM Index
Accumulated Value	10,000	9,651		9,542	11,292	11,756	10,965	10,596	12,703	13,732	13,501	15,462	16,893	18,366	14,594	15,022		16,725	17,411	17,677	17,055	20,510	22,746
MSCI Switzerland Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Switzerland Index
Accumulated Value	10,000	9,641		9,512	11,229	11,653	10,847	10,594	12,990	14,018	13,760	15,649	17,106	18,668	14,936	15,248		16,927	17,641	17,951	17,287	20,712	23,084
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI India Index
Accumulated Value	10,000	10,113		9,856	11,879	13,676	12,648	12,677	13,653	13,638	11,326	15,759	17,709	19,893	16,859	18,310		19,245	22,120	25,858	24,601	26,077	25,246
MSCI United Kingdom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI United Kingdom Index
Accumulated Value	10,000	9,695		9,991	10,990	12,219	12,091	10,489	11,843	12,697	9,744	11,369	12,792	13,471	12,280	12,819		13,900	14,626	15,637	15,728	18,757	21,247
Nasdaq United Kingdom TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq United KingdomTM Index
Accumulated Value	10,000	9,471		9,788	10,825	12,114	11,999	10,276	11,595	12,633	9,683	11,600	13,030	13,588	11,762	12,362		13,435	14,144	15,013	15,210	18,299	20,554
MSCI World ex USA C000112036 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex-USA Index
Accumulated Value							12,409
MSCI Emerging Markets C000112037 Index [Member]
Account Value [Line Items]
Accumulated Value								13,039	14,419	15,441	13,931	18,269	19,630
Nasdaq EurozoneTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq EurozoneTM Index
Accumulated Value	10,000	9,311		10,170	11,997	13,049	12,586	10,718	12,425	13,223	11,550	14,282	15,974	16,183	12,163	13,278		15,525	16,228	16,893	16,597	21,481	23,525
Nasdaq AlphaDEX Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Emerging MarketsTM Index
Accumulated Value	10,000	10,693		11,659	13,482	16,510	15,733	14,092	15,807	17,133	13,945	17,183	19,363	18,727	15,377	16,035		16,442	18,076	20,015	19,096	21,437	24,391
Nasdaq AlphaDEX EuropeTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® EuropeTM Index
Accumulated Value	10,000	9,321		10,149	12,070	13,820	13,834	11,293	13,093	14,190	11,623	14,982	16,844	17,550	12,922		$ 13,546	14,838	15,937	16,731	16,679	22,568	26,024
Nasdaq AlphaDEX Latin AmericaTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Latin AmericaTM Index
Accumulated Value	10,000	12,379		14,209	14,868	17,412	15,639	16,293	18,916	20,898	13,709	18,629	19,700	17,602	17,058	18,139		21,288	23,945	21,139	18,744	25,031	29,451
Nasdaq AlphaDEX China TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® ChinaTM Index
Accumulated Value	10,000	9,155		9,731	12,255	15,615	15,471	12,977	14,686	15,397	14,302	17,795	19,557	17,439	16,550	14,643		14,091	13,433	15,068	15,704	18,870	22,670
Nasdaq AlphaDEX JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® JapanTM Index
Accumulated Value	10,000	9,578		10,259	11,257	13,069	12,277	10,809	10,867	11,800	10,729	12,114	12,252	12,087	10,128	10,608		12,026	13,165	13,486	13,990	16,231	18,635
Nasdaq AlphaDEX Developed Markets Ex USTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
Accumulated Value	10,000	9,706		10,386	12,087	13,966	13,654	11,339	12,653	13,340	11,370	14,052	15,779	15,672	12,501	12,815		13,983	14,819	15,872	15,993	20,619	24,496
Nasdaq AlphaDEX Asia Pacific Ex JapanTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
Accumulated Value	10,000	10,026		10,091	12,238	13,798	12,937	11,096	12,222	11,982	10,381	13,900	16,098	14,413	12,225	12,323		13,067	13,839	14,559	14,569	19,056	20,966
Nasdaq AlphaDEX GermanyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® GermanyTM Index
Accumulated Value	10,000	9,595		10,185	12,184	14,704	13,455	10,975	12,517	13,386	12,357	15,841	17,659	16,779	10,939	11,660		13,076	13,132	12,758	13,363	19,654	21,988
Nasdaq AlphaDEX SwitzerlandTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® SwitzerlandTM Index
Accumulated Value	10,000	9,764		10,416	12,598	13,692		13,329	13,890	14,716	13,478	17,024	18,829	20,437	15,375	16,148		18,239	19,767	19,840	19,626	24,016	25,686
NIFTY 50 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NIFTY 50 Equal Weight Index
NIFTY 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NIFTY 50 Index
Accumulated Value	10,000	10,315		10,189	12,528	14,056	13,422	13,528	14,955	15,134	12,062	17,026	18,941	21,023	18,137	19,943		21,203	24,093	26,705	25,730	27,922	27,446
Nasdaq AlphaDEX United Kingdom TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® United KingdomTM Index
Accumulated Value	10,000	8,399		8,509	9,473	10,773	11,218	9,122	10,605	12,283	8,923	11,657	13,634	14,041	10,406	10,824		11,730	13,305	14,100	14,537	18,106	20,234
Nasdaq AlphaDEX Developed Markets Ex US Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
Accumulated Value	10,000	9,728		10,296	11,848	14,108	13,322	10,781	11,831	12,958	11,025	14,693	16,719	16,492	13,170	14,051		14,703	15,858	16,443	16,525	21,074	24,933
Nasdaq Developed Markets Ex US Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Developed Markets Ex-US Small CapTM Index
Accumulated Value	10,000	10,022		10,633	12,256	13,714	13,341	11,198	12,242	13,369	11,412	14,849	16,324	16,084	12,618	13,167		13,911	14,875	14,967	15,242	18,696	20,734
Nasdaq AlphaDEX Emerging Markets Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
Accumulated Value	10,000	10,945		11,543	14,051	17,217	15,824	13,775	15,231	17,747	15,204	19,596	22,827	20,549	18,184	21,115		20,355	22,297	24,366	23,667	25,563	27,688
Nasdaq Emerging Markets Small CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Emerging Markets Small CapTM Index
Accumulated Value	10,000	10,559		11,210	13,091	14,790	13,745	12,347	13,645	14,120	12,438	16,257	19,204	18,681	15,739	16,108		16,944	18,283	18,826	18,946	20,706	21,834
Nasdaq AlphaDEX EurozoneTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq AlphaDEX® EurozoneTM Index
Accumulated Value	10,000	9,427		10,587	12,617	14,431	14,037	11,593	13,265	14,174	11,912	14,963	16,681	16,941	12,696	13,630		15,291	15,938	16,469	16,378	22,669	25,795
MSCI EMU Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EMU Index
Accumulated Value	$ 10,000	$ 9,274		$ 10,134	$ 11,884	$ 12,977	$ 12,566	$ 10,784	$ 12,506	$ 13,286	$ 11,649	$ 14,334	$ 16,015	$ 16,274	$ 12,168	$ 13,369		$ 15,757	$ 16,436	$ 17,274	$ 16,868	$ 21,579	$ 23,672